INCOME TAX CREDIT	12 Months Ended
Dec. 31, 2022
Disclosure of income tax credit [Abstract]
INCOME TAX CREDIT
7.	INCOME TAX CREDIT
	December 31, 2022 US$‘000	December 31, 2021 US$‘000	December 31, 2020 US$‘000
Current tax (credit)/expense
Irish Corporation tax	(331)	(511)	(480)
Foreign taxes (a)	(5)	296	179
Adjustment in respect of prior years	61	-	(152)

Total current tax credit	(275)	(215)	(453)

Deferred tax credit (b)
Origination and reversal of temporary differences (see Note 13)	321	620	48
Origination and reversal of net operating losses (see Note 13)	(238)	(583)	(215)

Total deferred tax charge/(credit)	83	37	(167)

Total income tax credit on continuing operations in statement of operations	(192)	(178)	(620)

Tax charge on discontinued operations (see Note 8)	-	12	438

Total tax credit	(192)	(166)	(182)

(a)	In 2022, the foreign taxes relate primarily to USA and Canada.
(b)
In 2022, there was a deferred tax charge of US$109,000 (2021: charge of US$118,000) (2020: credit of US$444,000) recognised in respect of Ireland and a deferred tax credit of US$26,000 (2021: credit of US$81,000) (2020: credit of US$397,000) recognised in respect of overseas tax jurisdictions.

Effective tax rate	December 31, 2022	December 31, 2021	December 31, 2020
(Loss)/profit before taxation – continuing operations (US$‘000)	(41,194)	751	(6,633)
As a percentage of (loss)/profit before tax:
Current tax %	(0.67)%	(28.63)%	(6.83)%
Total (current and deferred) %	(0.47)%	(23.70)%	(9.35)%

The following table reconciles the applicable Republic of Ireland statutory tax rate to the effective total tax rate for the Group:

	December 31, 2022	December 31, 2021	December 31, 2020
Irish corporation tax	(12.5)%	12.5%	(12.5)%
Effect of current year net operating losses and temporary differences for which no deferred tax asset was recognised (a)	11.66%	49.63%	24.13%
Effect of tax rates on overseas earnings	(7.76)%	(0.22)%	(9.92)%
Effect of Irish income taxable at higher tax rate	4.17%	98.68%	5.92%
Adjustments in respect of prior years	0.15%	(0.01)%	(10.66)%
R&D tax credits	(0.81)%	(79.22)%	(11.00)%
Other items (b)	4.62%	(105.06)%	4.68%

Effective tax rate	(0.47)%	(23.70)%	(9.35)%

(a)
No deferred tax asset was recognised because there was no reversing deferred tax liability in the same jurisdiction reversing in the same period and insufficient future projected taxable income in the same jurisdiction.

(b)

Other items comprise items not chargeable to tax and expenses not deductible for tax purposes. This was a significant number in 2021 because the US$4.7 million income from the Paycheck Protection Program loans was not chargeable for tax purposes. There is no Paycheck Protection Program income in 2022. In 2022, other items mainly relate to the loss on disposal of the exchangeable notes.

The distribution of (loss)/profit before taxes by geographical area was as follows:

	December 31, 2022 US$‘000	December 31, 2021 US$‘000	December 31, 2020 US$‘000
Rest of World – Ireland	(19,768)	1,862	296
Rest of World – Other	(33)	3,939	3,304
Americas	(21,393)	(5,050)	(10,233)

	(41,194)	751	(6,633)

At December 31, 2022, the Group had unutilised net operating losses for continuing operations as follows:

	December 31, 2022 US$‘000	December 31, 2021 US$‘000	December 31, 2020 US$‘000
Rest of World – Ireland	62,731	68,132	78,700
Rest of World – Other	448	1,000	2,185
Americas	12,778	4,761	4,313

	75,957	73,893	85,198

At December 31, 2022, the Group had unrecognised deferred tax assets in respect of unused tax losses and unused tax credits as follows:

	December 31, 2022 US$‘000	December 31, 2021 US$‘000	December 31, 2020 US$‘000
Rest of World – Ireland – unused tax losses	7,489	9,272	12,514
Rest of World – Other – unused tax losses	124	279	546
Americas – unused tax losses	3,163	5,891	1,466
Americas – unused tax credits	4,658	3,368	2,862

Unrecognised deferred tax asset	15,434	18,810	17,388

The accounting policy for deferred tax is to calculate the deferred tax asset that is deemed recoverable, considering all sources for future taxable profits. The deferred tax assets in the above table have not been recognised due to uncertainty regarding the full utilization of these losses in the related tax jurisdiction in future periods. Only when it is probable that future profits will be available to utilize the forward losses or temporary differences is a deferred tax asset recognised. When there is a reversing deferred tax liability in that jurisdiction that reverses in the same period, the deferred tax asset is restricted so that it equals the reversing deferred tax liability.